Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2019
Significant Accounting Policies [Abstract]
Antidilutive Securities Excluded from Computation of Diluted Weighted Shares Outstanding

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
Options	1,311,496	144,354	1,311,496	144,354
Restricted stock awards	355,034	412,295	355,034	412,295
Warrants	1,854,262	—	1,854,262	—
Total	3,520,792	556,649	3,520,792	556,649